Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38763
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	2, Rue du Fort Bourbon
Entity Address, Postal Zip Code	-1249
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Title of 12(b) Security	Common Shares, par value $1.50 per share
Trading Symbol	TIGO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	172,096,305
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Registrant Name	MILLICOM INTERNATIONAL CELLULAR SA
Entity Central Index Key	0000912958
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mauricio Ramos
Entity Address, Address Line One	2, Rue du Fort Bourbon
Entity Address, Postal Zip Code	-1249
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	277-59018; +1 786 628 5270; +1 786 628 5303
Contact Personnel Email Address	investors@millicom.com